FINANCE EXPENSES AND INCOME	12 Months Ended
Dec. 31, 2022
Finance Expenses And Income
FINANCE EXPENSES AND INCOME

11.	FINANCE EXPENSES AND INCOME

(a)	Finance expenses

	2022	2021	2020
Interest expense	(2,328.3)	(1,431.8)	(1,786.6)
Net Interest on pension plans	(107.9)	(115.6)	(117.2)
Losses on hedging instruments	(3,158.4)	(2,540.2)	(1,919.3)
Interest on provision for disputes and litigation	(456.6)	(290.0)	(208.8)
Exchange variations	(751.1)	(453.9)	(706.4)
Financial instruments at fair value through profit or loss	-	-	(4.3)
Tax on financial transactions	(339.6)	(216.6)	(335.0)
Bank guarantee expenses	(176.1)	(174.9)	(188.0)
Other financial results	(574.2)	(204.8)	(164.9)
Total	(7,892.2)	(5,427.8)	(5,430.5)

Interest expenses are presented net of the effects of interest rate derivative financial instruments which mitigate Ambev’s interest rate risk (Note 28 - Financial instruments and risks). The interest expenses are as follows:

	2022	2021	2020
Financial instruments measured at amortized cost	(764.0)	(466.0)	(776.0)
Financial instruments at fair value through profit or loss (i)	(1,564.3)	(965.8)	(1,010.6)
Total	(2,328.3)	(1,431.8)	(1,786.6)

(i)	Include R$1,231 million (R$656 million at December 31, 2021 and R$657 million at December 31, 2020) as accounts payable present value adjustment.

(b)	Finance income

	2022	2021	2020
Interest income	2,167.7	1,101.6	2,245.5
Interest and foreign exchange rate on loans to/from related parties	37.1	42.5	10.6
Financial instruments at fair value through profit or loss	95.5	77.0	242.6
Other financial results	565.3	78.9	49.9
Finance income, before adoption of new accounting policies	2,865.6	1,300.0	2,548.6

Effect of application of IAS 29 (hyperinflation)	1,603.5	922.4	447.4
Finance income	4,469.1	2,222.4	2,996.0

Interest income arises from the following financial assets:

	2022	2021	2020
Cash and cash equivalents	791.6	329.5	234.6
Investment securities held for trading	175.9	84.7	4.3
Other receivables (i)	1,200.2	687.4	2,006.6
Total	2,167.7	1,101.6	2,245.5

(i)	Refers, mainly, to monetary adjustment of recoverable taxes.